CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues	$ 33,744,589	$ 24,703,260
Cost of revenues
Total cost of revenues	(19,452,423)	(12,383,783)
Gross profit	14,292,166	12,319,477
Operating expenses
Selling and marketing expenses	(4,243,018)	(3,555,816)
General and administrative expenses	(4,112,062)	(2,690,131)
Research and development costs	(280,698)	(212,193)
Total operating expenses	(8,635,778)	(6,458,140)
Income from operations	5,656,388	5,861,337
Other income, net
Interest expenses		(6,291)
Interest income	166,458	149,496
Share of profits from equity method investment	1,475,335	1,431,032
Currency exchange gain/(loss)	(399,575)	149,352
Other income, net	131,697	186,949
Total other income, net	1,373,915	1,910,538
Income before income tax provision	7,030,303	7,771,875
Income tax provision	(1,789,902)	(1,931,362)
Net income	5,240,401	5,840,513
Less: net loss attributable to non-controlling interests	(4,941)	(10,569)
Net income attributable to ZJK Industrial Co., Ltd.’s shareholders	5,245,342	5,851,082
Other comprehensive (loss)/income
Foreign currency translation adjustment attributable to parent company	1,309,345	559,787
Foreign currency translation adjustment attributable to non-controlling interests	(876)	717
Total comprehensive income	6,553,811	6,411,586
Comprehensive income/(loss) attributable to non-controlling interests	(5,817)	(9,852)
Comprehensive income attributable to ZJK Industrial Co., Ltd.’s shareholders	$ 6,547,994	$ 6,401,734
Earnings per share*
Basic	$ 0.08	$ 0.10
Diluted	$ 0.08	$ 0.10
Weighted average shares used in calculating earnings per share*
Basic	64,283,575	61,490,641
Diluted	64,283,575	61,510,641
Third Party Sales [Member]
Revenues
Total revenues	$ 24,389,206	$ 15,153,800
Cost of revenues
Total cost of revenues	(11,837,351)	(5,653,621)
Related Party Sales [Member]
Revenues
Total revenues	9,355,383	9,549,460
Cost of revenues
Total cost of revenues	$ (7,615,072)	$ (6,730,162)